SHARE BASED COMPENSATION AND BENEFIT PLANS, Outstanding Non-vested Stock and Related Transactions (Details) - Non-vested Restricted Stock and PSU's [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	258,419
Granted (in shares) | shares	86,283
Vested (in shares) | shares	(85,978)
Forfeited (in shares) | shares	(12,998)
Outstanding, ending balance (in shares) | shares	245,726
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 19.00
Granted (in dollars per share) | $ / shares	22.87
Vested (in dollars per share) | $ / shares	14.57
Forfeited (in dollars per share) | $ / shares	22.85
Outstanding, ending balance (in dollars per share) | $ / shares	$ 21.72